CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM (FOR) OPERATING ACTIVITIES:
Net loss	$ (79)	$ (533)	$ (1,002)
Depreciation and amortization	214	263	279
Deferred income taxes	50	(112)	168
Non-cash loss on disposition of businesses, net	4
(Gain) on disposition of investments, net	(24)	(71)	(8)
Impairment charges:
Financial investments	2		34
Goodwill and other intangible assets	42	450	698
Long-lived assets			67
Discontinued operations	3	130	23
Stock-based compensation	61	61	62
Other items, net	(28)	53	29
(Increase) decrease in receivables	(50)	(60)	80
(Increase) decrease in inventories	(16)	(54)	2
Increase in accounts payable and accrued liabilities, net	102	112	33
Net cash from operating activities	281	239	465
CASH FLOWS FROM (FOR) FINANCING ACTIVITIES:
Increase in debt	4	4	4
Payment of debt	(5)	(9)	(6)
Issuance of notes, net of issuance costs	396		494
Credit Agreement costs		(1)	(9)
Retirement of notes	(791)	(58)	(359)
Payment for settlement of swaps	(25)
Purchase of Company common stock	(8)	(30)	(45)
Tax benefit from stock-based compensation			4
Dividends paid to noncontrolling interest	(40)	(18)	(15)
Cash dividends paid	(107)	(107)	(108)
Net cash for financing activities	(576)	(219)	(40)
CASH FLOWS FROM (FOR) INVESTING ACTIVITIES:
Capital expenditures	(119)	(151)	(137)
Acquisition of businesses, net of cash acquired		(10)
Proceeds from disposition of:
Marketable securities		49	22
Businesses, net of cash disposed	9
Property and equipment	67	24	18
Other financial investments, net	40	45	20
Other, net	(24)	(18)	(32)
Net cash for investing activities	(27)	(61)	(109)
Effect of exchange rate changes on cash and cash investments	17	(18)	(14)
CASH AND CASH INVESTMENTS:
(Decrease) increase for the year	(305)	(59)	302
At January 1	1,656	1,715	1,413
At December 31	$ 1,351	$ 1,656	$ 1,715